ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current:
Accounts payable	$ 463	$ 246
Accrued & other liabilities	585	400
Deferred revenue	154	159
Provisions	106	59
Total current	1,308	864
Non-current:
Deferred revenue	323	300
Pension liabilities	81	100
Provisions	148	95
Other liabilities	225	298
Total non-current	$ 777	$ 793
Average credit period on purchases of goods and services	30 days